Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 18,182,000	$ 15,065,000
Charitable contributions	2,800	3,000
Inventory Reserves	365,600	163,000
Stock-based compensation	52,300	361,000
Total deferred tax assets	18,602,700	15,592,000
Deferred tax liabilities:
Depreciation	(154,900)	(160,000)
Amortization	(51,700)	(51,000)
Total deferred tax liabilities	(206,600)	(211,000)
Net deferred tax assets	18,396,100	15,381,000
Valuation allowance	$ (18,396,100)	$ (15,381,000)